SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS

NOTE 34 - SHARE-BASED PAYMENTS

(a)	Compensation plan for increase of capital

Compensation plans implemented by providing options for the subscription and payment of shares that have been granted by LATAM Airlines Group S.A. to employees of the Company and its subsidiaries, are recognized in the financial statements in accordance with the provisions of IFRS 2 "Share-based Payment”, showing the effect of the fair value of the options granted under compensation in linear between the date of grant of such options and the date on which these irrevocable.

(a.1)	Compensation plan 2013 not current as of this date

At the Extraordinary Shareholders' Meeting held on June 11, 2013, the shareholders of the Company approved, among other matters, the increase in the share capital, of which 1,500,000 shares were allocated to compensation plans for the employees of the Company. Company and its subsidiaries, in accordance with the provisions of Article 24 of the Law on Public Limited Companies.

On June 11, 2018, expired the term to subscribe said actions, which were neither subscribed nor paid, reducing the capital of full rights.

(b)	Compensation plan 2016-2018

The company implemented a retention plan long-term for executives, which lasts until December 2018, with a vesting period between October 2018 and March 2019, which consists of an extraordinary bonus whose calculation formula is based on the variation the value to experience the action of LATAM Airlines Group S.A. for a period of time.

This benefit is recorded in accordance with the provisions of IFRS 2 "Payments based on shares" and has been considered as a cash settled award and, therefore, recorded at fair value as a liability, which is updated at the closing date. of each financial statement with effect on the result of the period.

	Base Units
	Opening				Closing
Periods	balance	Granted	Annulled	Exercised	Balance
From January 1 to December 31, 2017	4,719,720	37,359	(1,193,286)	(630,897)	2,932,896
From January 1 to December 31, 2018	2,932,896	-	(171,419)	(1,168,700)	1,592,777

The fair value has been determined on the basis of the best estimate of the future value of the Company share multiplied by the number of units granted bases.

As of December 31, 2018 and 2017, the amount recorded is ThUS $ (7,210) and 13,173, respectively, classified under the line "Administrative expenses" of the Consolidated Income Statement by function.

(c)	Subsidiaries compensation plans

(c.1)	Stock Options

Multiplus S.A., subsidiaries of TAM S.A., have outstanding stock options at December 31, 2018, which amounted to 247,500 shares (at December 31, 2017, the distribution of outstanding stock options amounted to 316,025 for Multiplus S.A.).

Multiplus S.A.

			4nd Extraordinary
	3rd Grant	4th Grant	Grant
Description	03/21/2012	04/03/2013	11/20/2013	Total
Outstanding option number as December 31, 2017	84,249	163,251	68,525	316,025
Outstanding option number as December 31, 2018	84,249	163,251	-	247,500

For Multiplus S.A., the plan's terms provide that the options granted to the usual prizes are divided into three equal parts and employees may exercise one-third of their two, three and four, options respectively, as long as they keep being employees of the company. The agreed term of the options is seven years after the grant of the option. The first extraordinary granting was divided into two equal parts, and only half of the options may be exercised after three years and half after four years. The second extraordinary granting was also divided into two equal parts, which may be exercised after one and two years respectively.

The acquisition of the share's rights, in both companies is as follows:

	Number of shares		Number of shares
	Accrued options		Non accrued options
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Company	2018	2017	2018	2017
Multiplus S.A.	-	247,500	-	316,025

In accordance with IFRS 2 - Payments based on shares, the fair value of the option must be recalculated and recorded in the liability of the Company, once cash payment is made (cash-settled). The fair value of these options was calculated using the "Black-Scholes-Merton" method, where the assumptions were updated with information from LATAM Airlines Group S.A. As of December 31, 2018 and 2017 there is no value recorded in liabilities and results.

(c.2)	Payments based on restricted stock

In May of 2014 the Management Council of Multiplus S.A. approved a plan to grant restricted stock, a total of 91,103 ordinary, registered book entry securities with no face value, issued by the Company to beneficiaries.

The quantity of restricted stock units was calculated based on employees’ expected remunerations divided by the average price of shares in Multiplus S.A. traded on the BM&F Bovespa exchange in the month prior to issue, April of 2014. This benefits plan will only grant beneficiaries the right to the restricted stock when the following conditions have been met:

a.       Compliance with the performance goal defined by this Council as return on Capital Invested.

b.       The Beneficiary must remain as an administrator or employee of the Company for the period running from the date of issue to the following dates described, in order to obtain rights over the following fractions: (i) 1/3 (one third) after the 2nd year from the issue date; (ii) 1/3 (one third) after the 3rd year from the issue date; (iii) 1/3 (one third) after the 4th year from the issue date.

Number shares in circulation

				Not acquired due
	Opening			to breach of employment	Closing
	balance	Granted	Exercised	retention conditions	balance
From January 1 to December 31, 2016	175,910	138,282	(15,811)	(60,525)	237,856
From January 1 to December 31, 2017	237,856	129,218	(41,801)	(15,563)	309,710
From January 1 to December 31, 2018	309,710	-	(83,958)	(8,916)	216,836